Goodwill - Movement table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	€ 8,860	€ 9,664	€ 7,714
Additional recognition, goodwill	9,707	0	1,769
Impairment of goodwill	0	0	(104)
Increase (decrease) through net exchange differences, goodwill	(120)	(804)	285
Goodwill, At, ending balance	18,447	8,860	9,664
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	8,964	9,768	7,714
Additional recognition, goodwill	9,707	0	1,769
Impairment of goodwill	0	0	0
Increase (decrease) through net exchange differences, goodwill	(120)	(804)	285
Goodwill, At, ending balance	18,551	8,964	9,768
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	(104)	(104)	0
Additional recognition, goodwill	0	0	0
Impairment of goodwill	0	0	(104)
Increase (decrease) through net exchange differences, goodwill	0	0	0
Goodwill, At, ending balance	(104)	€ (104)	€ (104)
Orthoview
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	(163)
e-Prototypy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ 43